CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parentheticals) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Statement of Cash Flows [Abstract]
Debt discount	$ 54,623	$ 54,623